Offerings	Feb. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Cytek Biosciences, Inc. 2021 Equity Incentive Plan
Amount Registered | shares	5,168,236
Proposed Maximum Offering Price per Unit	4.88
Maximum Aggregate Offering Price	$ 25,220,991.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,861.34
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “
2021 Plan
”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “
2021 ESPP
”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(2)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on February 27, 2025.

(4)
Represents 5,168,236 additional shares of the Registrant’s common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2021 Plan on January 1, 2025, pursuant to an annual “evergreen” increase provision contained in the 2021 Plan.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, Cytek Biosciences, Inc. 2021 Employee Stock Purchase Plan
Amount Registered | shares	1,292,059
Proposed Maximum Offering Price per Unit	4.15
Maximum Aggregate Offering Price	$ 5,362,044.85
Fee Rate	0.01531%
Amount of Registration Fee	$ 820.93
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan (the “
2021 Plan
”) and the Registrant’s 2021 Employee Stock Purchase Plan (the “
2021 ESPP
”) by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of the Registrant’s common stock, as applicable.

(3)
Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on February 27, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2021 ESPP.

(5)
Represents 1,292,059 additional shares of the Registrant’s common stock that were automatically added to the shares authorized for issuance under the Registrant’s 2021 ESPP on January 1, 2025, pursuant to an annual “evergreen” increase provision contained in the 2021 ESPP.